Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Aug. 30, 2023 shares	Dec. 31, 2021 EUR (€)
Summary of Significant Accounting Policies [Line Items]
Net loss	€ (5,048,861)		€ (4,911,665)	€ (1,226,855)
Net cash used in operation	(3,121,362)		(2,418,524)	(917,436)
Shareholders’ equity	3,818,597		€ 2,944,490	€ (131,213)		€ (253,821)
Working capital deficit	459,288
Shares sold (in Shares) | shares			1,650,000		150,000
Cash equivalents	€ 1,223,864		€ 2,293,518
Bottom of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising and sponsorship agreements terms	1 year	1 year
Top of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising and sponsorship agreements terms	3 years	3 years
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Trade and other receivables, percentage	10.00%
Wise Europe SA [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits in bank	€ 1,454,144		€ 1,570,907
Italy [Member] | Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Uninsured portion of cash balances	€ 100,000
Series A Preferred Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Shares sold (in Shares) | shares	545,000
Offering price (in Dollars per share) | $ / shares		$ 5
Gross proceeds (in Dollars) | $		$ 2,725,000